JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.3%
Aerospace & Defense — 1.4%
General Dynamics Corp.	72	15,877
RTX Corp.	445	32,012
Textron, Inc.	403	31,529
		79,418
Air Freight & Logistics — 1.6%
FedEx Corp.	96	25,313
United Parcel Service, Inc., Class B	438	68,336
		93,649
Banks — 0.6%
US Bancorp	983	32,503
Beverages — 3.0%
Coca-Cola Co. (The)	1,332	74,587
Constellation Brands, Inc., Class A	28	6,907
Monster Beverage Corp. *	339	17,935
PepsiCo, Inc.	442	74,883
		174,312
Biotechnology — 3.8%
AbbVie, Inc.	578	86,094
Biogen, Inc. *	26	6,738
Regeneron Pharmaceuticals, Inc. *	70	57,678
Vertex Pharmaceuticals, Inc. *	198	68,766
		219,276
Broadline Retail — 1.6%
Amazon.com, Inc. *	730	92,859
Building Products — 1.5%
Trane Technologies plc	415	84,202
Capital Markets — 2.6%
CME Group, Inc.	404	80,915
Intercontinental Exchange, Inc.	248	27,265
Raymond James Financial, Inc.	46	4,595
S&P Global, Inc.	102	37,218
		149,993
Chemicals — 3.2%
Air Products and Chemicals, Inc.	268	75,913
Dow, Inc.	378	19,511
Linde plc	199	74,254
LyondellBasell Industries NV, Class A	195	18,431
		188,109
Communications Equipment — 0.2%
Motorola Solutions, Inc.	38	10,226
Consumer Finance — 0.6%
American Express Co.	228	34,041

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	135	76,096
Walmart, Inc.	304	48,599
		124,695
Electric Utilities — 1.7%
NextEra Energy, Inc.	801	45,893
PG&E Corp. *	1,022	16,486
Southern Co. (The)	358	23,173
Xcel Energy, Inc.	224	12,817
		98,369
Electrical Equipment — 1.3%
Eaton Corp. plc	348	74,256
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc. *	242	31,955
Entertainment — 0.1%
Netflix, Inc. *	14	5,474
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	119	41,552
FleetCor Technologies, Inc. *	158	40,427
Jack Henry & Associates, Inc.	286	43,187
Mastercard, Inc., Class A	228	90,230
Visa, Inc., Class A	356	82,023
		297,419
Food Products — 2.5%
Hershey Co. (The)	341	68,147
Mondelez International, Inc., Class A	1,078	74,849
		142,996
Ground Transportation — 2.5%
CSX Corp.	994	30,556
Norfolk Southern Corp.	187	36,838
Old Dominion Freight Line, Inc.	139	56,628
Union Pacific Corp.	108	22,075
		146,097
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	220	21,304
Becton Dickinson & Co.	20	5,051
Boston Scientific Corp. *	366	19,328
		45,683
Health Care Providers & Services — 2.7%
Centene Corp. *	189	13,015
Elevance Health, Inc.	65	28,157
Humana, Inc.	64	31,093
UnitedHealth Group, Inc.	162	81,923
		154,188

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc. *	13	41,208
Chipotle Mexican Grill, Inc. *	34	61,652
McDonald's Corp.	18	4,815
Yum! Brands, Inc.	603	75,344
		183,019
Household Products — 3.1%
Church & Dwight Co., Inc.	309	28,282
Colgate-Palmolive Co.	829	58,963
Kimberly-Clark Corp.	324	39,181
Procter & Gamble Co. (The)	350	51,022
		177,448
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	407	75,125
Industrial REITs — 0.7%
Prologis, Inc.	349	39,209
Insurance — 3.1%
Chubb Ltd.	84	17,372
Globe Life, Inc.	55	5,990
Progressive Corp. (The)	639	89,061
Travelers Cos., Inc. (The)	408	66,575
		178,998
Interactive Media & Services — 2.5%
Alphabet, Inc., Class A *	548	71,656
Meta Platforms, Inc., Class A *	242	72,696
		144,352
IT Services — 2.5%
Accenture plc, Class A	275	84,316
Cognizant Technology Solutions Corp., Class A	773	52,395
VeriSign, Inc. *	53	10,824
		147,535
Life Sciences Tools & Services — 1.3%
Danaher Corp.	137	34,120
Thermo Fisher Scientific, Inc.	87	43,898
		78,018
Machinery — 2.1%
Deere & Co.	95	35,916
Dover Corp.	320	44,580
Otis Worldwide Corp.	521	41,879
		122,375
Media — 1.8%
Charter Communications, Inc., Class A *	41	17,921
Comcast Corp., Class A	1,931	85,644
		103,565

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 2.3%
Ameren Corp.	345	25,808
CMS Energy Corp.	432	22,943
Dominion Energy, Inc.	289	12,895
Public Service Enterprise Group, Inc.	1,263	71,909
		133,555
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	153	25,762
ConocoPhillips	469	56,222
EOG Resources, Inc.	335	42,535
Exxon Mobil Corp.	222	26,071
		150,590
Personal Care Products — 0.2%
Kenvue, Inc.	483	9,689
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,176	68,275
Eli Lilly & Co.	140	75,043
Johnson & Johnson	174	27,074
Merck & Co., Inc.	312	32,157
		202,549
Residential REITs — 0.6%
Sun Communities, Inc.	160	18,886
UDR, Inc.	388	13,853
		32,739
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	349	61,136
ASML Holding NV (Registered), NYRS (Netherlands)	54	31,907
NXP Semiconductors NV (China)	355	70,966
Texas Instruments, Inc.	440	69,953
		233,962
Software — 6.0%
Adobe, Inc. *	178	90,821
Cadence Design Systems, Inc. *	114	26,729
Intuit, Inc.	165	84,372
Microsoft Corp.	285	90,111
ServiceNow, Inc. *	52	28,888
Synopsys, Inc. *	55	24,993
		345,914
Specialized REITs — 1.7%
American Tower Corp.	30	4,996
Equinix, Inc.	68	49,070
SBA Communications Corp.	225	44,964
		99,030

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 2.5%
AutoZone, Inc. *	17	41,943
Best Buy Co., Inc.	97	6,769
Lowe's Cos., Inc.	358	74,406
O'Reilly Automotive, Inc. *	16	14,664
TJX Cos., Inc. (The)	93	8,268
		146,050
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	60	10,273
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	122	11,692
Tobacco — 0.4%
Altria Group, Inc.	200	8,407
Philip Morris International, Inc.	163	15,124
		23,531
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	35	4,961
Total Common Stocks (Cost $4,618,411)		4,933,899
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 14.0%
Barclays Bank PLC, ELN, 40.20%, 10/11/2023, (linked to S&P 500 Index) (United Kingdom) (a)	12	53,010
Barclays Bank PLC, ELN, 43.25%, 10/10/2023, (linked to S&P 500 Index) (United Kingdom) (a)	12	52,903
Barclays Bank PLC, ELN, 43.30%, 10/20/2023, (linked to S&P 500 Index) (United Kingdom) (a)	12	54,151
BNP Paribas, ELN, 38.02%, 10/24/2023, (linked to S&P 500 Index) (a)	12	53,716
BNP Paribas, ELN, 41.88%, 10/27/2023, (linked to S&P 500 Index) (a)	13	54,629
BNP Paribas, ELN, 46.28%, 10/16/2023, (linked to S&P 500 Index) (a)	12	53,939
BNP Paribas, ELN, 54.40%, 10/31/2023, (linked to S&P 500 Index) (a)	13	55,510
BofA Finance LLC, ELN, 42.80%, 10/6/2023, (linked to the S&P 500 Index) (a)	12	52,861
Bofa Finance LLC, ELN, 44.12%, 10/30/2023, (linked to the S&P 500 Index) (a)	13	55,135
BofA Finance LLC, ELN, 61.63%, 11/3/2023, (linked to the S&P 500 Index) (a)	13	53,364
Morgan Stanley & Co. LLC, ELN, 54.17%, 11/7/2023, (linked to Nasdaq-100 Index) (a)	12	53,083
Morgan Stanley Finance LLC, ELN, 41.14%, 10/13/2023, (linked to Nasdaq-100 Index) (a)	12	53,270
Royal Bank of Canada, ELN, 41.65%, 10/23/2023, (linked to S&P 500 Index) (Canada) (a)	12	54,210
Royal Bank of Canada, ELN, 48.12%, 10/17/2023, (linked to S&P 500 Index) (Canada) (a)	12	54,237
Royal Bank of Canada, ELN, 61.81%, 11/6/2023, (linked to S&P 500 Index) (Canada) (a)	13	53,329
Total Equity-Linked Notes (Cost $818,978)		807,347

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $41,526)	41,514	41,526
Total Investments — 100.0% (Cost $5,478,915)		5,782,772
Other Assets Less Liabilities — 0.0% ^		2,215
NET ASSETS — 100.0%		5,784,987

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(132)	12/15/2023	USD	(28,557)	(49)

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,933,899	$—	$—	$4,933,899
Equity Linked Notes	—	807,347	—	807,347

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$41,526	$—	$—	$41,526
Total Investments in Securities	$4,975,425	$807,347	$—	$5,782,772
Depreciation in Other Financial Instruments
Futures Contracts	$(49)	$—	$—	$(49)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$113,862	$702,356	$774,701	$9	$— (c)	$41,526	41,514	$888	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	60,994	102,000	163,000	6	—	—	—	410	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	8,789	89,585	98,374	—	—	—	—	81	—
Total	$183,645	$893,941	$1,036,075	$15	$— (c)	$41,526		$1,379	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.